CRITICAL ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2025
CRITICAL ACCOUNTING ESTIMATES [Abstract]
CRITICAL ACCOUNTING ESTIMATES
5.	CRITICAL ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with professional accounting standards requires the Company to make accounting estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The making of such estimates involves tgs using assumptions and presumptions that are based on a number of factors, including past trends, events known at the date of issuance of these financial statements, and expectations of future events and their outcomes.

5.a) Impairment of PPE

As mentioned in Note 4.j), management periodically evaluates the existence of significant events or changes that could have an adverse effect on the Company or will take place in the near future that could affect the recoverable amount of PPE. These evaluations are performed at the lowest level for which identifiable cash flows exist, i.e., for each CGU. The Management considers each business segment as a CGU.

When assessing whether an impairment indicator may exist, tgs evaluates both internal and external sources of information, such as the following:

•	Whether significant decreases in the market values of PPE elements took place.
•	Whether prices of the main products and services that are marketed decreased.
•	Whether significant changes in the regulatory framework were introduced.
•	Whether operating costs suffered a materially increase.
•	Whether evidence of obsolescence or physical damage has occurred.
•	Whether the macroeconomic situation in which tgs carries out its activities, including significant variations in the sale prices of products, raw materials, interest rates, etc, has worsen.

If any indication of impairment exists, the Company estimates the recoverable amount of the CGU.

The recoverable amount of a CGU is the higher of: (i) its fair value less costs of disposal; and (ii) its value in use. When the carrying amount of a CGU exceeds its recoverable amount, the CGU is considered impaired and is written down to its recoverable amount. Consequently, unless otherwise indicated, the recoverable amount used in the impairment assessment is the value in use.

The value in use is calculated based on discounted future cash flows. The projected cash flows are prepared taking into account significant assumptions relating to: discount rate, estimates of future tariff adjustments and the recognition of cost adjustments and expected macroeconomic variables such as inflation and foreign exchange rates. The discount rate is based on a weighted average cost of capital ("WACC").

The value in use of PPE is sensitive to significant changes in the assumptions applied, and in particular, the natural gas transportation CGU has historically shown greater sensitivity to changes in economic and regulatory conditions.

As a result of the 675% tariff increase granted by ENARGAS effective April 1, 2024, and the subsequent monthly increases, as of December 31, 2024, the Company’s management recognized a reversal of previously recorded impairment in property, plant and equipment corresponding to this CGU in the amount of Ps. 52,126,669, within the “Gas pipelines,” “Compressor plants,” “Other industrial plants,” “Pressure regulation and/or measurement stations,” and “Other technical facilities” categories. The reversal was recognized under “Reversal of impairment of property, plant and equipment” in the Consolidated Statement of Comprehensive Income for the year then ended.

The projections used in calculating the recoverable amount of this CGU as of December 31, 2024, considered different weighted alternatives related to: (i) the status of the negotiations with the Argentine Government at that time, (ii) the contractual rights arising from the License, (iii) Management’s expectations regarding the transitional tariff increase to be granted until the new Five‑Year Tariff Review (“FYTR”) was completed, (iv) Management’s expectations regarding the outcome of the new FYTR process, and (v) the impact of a cost‑monitoring mechanism that would allow for semiannual adjustments to the applicable tariffs.

In April 2025, the FYTR process was completed, through which the Company obtained the tariff‑adjustment framework for the next five years, as well as the determination of other relevant variables for the execution of its natural gas transportation business (see Note 17).

The carrying amount of the natural gas transportation CGU as of December 31, 2025 amounts to Ps. 1,667,840,105. During the year, in order to assess the existence of impairment indicators, the Company analyzed a series of assumptions and judgments based on information from both internal and external sources, such as tariff increases and the recognition of cost adjustments, as well as the behavior of macroeconomic variables including discount rates and market rates.

As of December 31, 2025, the Company has not identified any indicators of impairment of its PPE.

5.b) Provisions for legal and other claims and contingent assets

The Company has recorded certain contingent liabilities related to legal, judicial or extrajudicial actions, claims and administrative proceedings, including those of a legal and regulatory nature. The Company records liabilities when their occurrence is probable and when a reliable estimate of their amount can be made. Provisions are based on events known to the Company at the date of issuance of its financial statements, their probability of occurrence, its estimates of the outcome of such matters and the experience of its legal advisors in contesting, litigating and settling other matters. To the extent that there are more elements of judgment that allow improving the evaluation of contingencies, there will be changes in the estimates of future charges, which could have an impact on the Company's future results and its economic and/or financial situation.

Contingent assets are assets of a possible nature, arising from past events, which existence will be confirmed only by the occurrence or non-occurrence of uncertain future events, which are not entirely within the control of the Company. They are not recognized, but information regarding the nature of material contingent assets is disclosed in the note when the inflow of related economic benefits is deemed probable.

If the realization of income is virtually certain, the asset is no longer considered contingent and should be recognized in the financial statements.